ACCOUNTS RECEIVABLE, NET - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jul. 31, 2020
ACCOUNTS RECEIVABLE, NET
Bad debt reserve accrued		$ 960
Subsequent events
ACCOUNTS RECEIVABLE, NET
Accounts receivable balance collected (as a percent)	23.00%